Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions
Related Party Transactions

13) Related Party Transactions

(a) Related Parties

Net expenses (income) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2019 and 2018 are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2019	2018	2019	2018
Statements of operations:
Other income:
Guarantee income from KNOT (1)	$—	$94	$—	$749
Operating expenses:
Technical and operational management fee from KNOT to Vessels (2)	1,736	1,509	3,479	3,019
General and administrative expenses:
Administration fee from KNOT Management (3)	314	449	648	812
Administration fee from KOAS (3)	174	148	345	290
Administration fee from KOAS UK (3)	30	30	60	60
Administration and management fee from KNOT (4)	42	41	85	80
Total	$2,296	$2,083	$4,617	$3,512

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2019	2018
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (5)	$—	$187
Drydocking supervision fee from KOAS (5)	—	24
Total	$—	$211
(1)

Guarantee income from KNOT:  Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and Windsor Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018). In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018. See Note 13(b)—Related Party Transactions—Guarantees and Indemnifications.

(2)

Technical and operational management fee from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24‑hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.

(3)

Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”) : Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.

(4)

Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

(5)	Drydocking supervision fee from KNOT and KOAS : KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

(b) Guarantees and Indemnifications

Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Windsor Knutsen and the Bodil Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018).

In April 2014, the Partnership was notified that Shell would not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term. The vessel was re-delivered on July 28, 2014. In order to comply with its obligations under the Omnibus Agreement, on July 29, 2014, KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the new Shell time charter commenced in October 2015. The new Shell charter has a hire rate that is lower than the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018.

Under the Omnibus Agreement, KNOT agreed to indemnify the Partnership until April 15, 2018 (or for a period of at least three years after the purchase of the Hilda Knutsen , the Torill Knutsen , the Ingrid Knutsen and the Raquel Knutsen , as applicable), against certain environmental and toxic tort liabilities with respect to certain assets that KNOT contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

(c) Transactions with Management and Directors

See the footnotes to Note 13(a)—Related Party Transactions for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

(d) Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2019	2018
Balance Sheet:
Trading balances due from KOAS	$578	$466
Trading balances due from KNOT and affiliates	926	675
Amount due from related parties	$1,504	$1,141
Trading balances due to KOAS	$688	$629
Trading balances due to KNOT and affiliates	501	441
Amount due to related parties	$1,189	$1,070

Amounts due from (to) related parties are unsecured and intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(e) Trade accounts payable

Trade accounts payable to related parties are included in total trade accounts payable in the balance sheet. The balances to related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2019	2018
Balance Sheet:
Trading balances due to KOAS	$552	$381
Trading balances due to KNOT and affiliates	382	411
Trade accounts payable to related parties	$934	$792

(f) Acquisitions from KNOT

On March 1, 2018, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 30 AS (“KNOT 30”), the company that owns and operates the Anna Knutsen. This acquisition was accounted for as an acquisition of assets.

The board of directors of the Partnership (the “Board”) and the conflicts committee of the Board (the “Conflicts Committee”) approved the purchase price for the transaction described above. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transaction. See Note 16—Acquisitions.